Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Life Insurance Corp. Separate Account LLVL

Supplement to:

Ameritas Advisor VUL®

Prospectus Dated May 1, 2019

Supplement Dated May 1, 2021

Subaccount underlying portfolios available as variable investment options for your Policy are:

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)
Pursues total return using a strategy that seeks to protect against U.S. inflation.	American Century VP Inflation Protection Fund, Class I, American Century Investment Management, Inc.
Long-term capital growth. Income is a secondary objective.	American Century VP Mid Cap Value Fund, Class I, American Century Investment Management, Inc.
Seeks to provide growth of capital.	American Funds IS Growth Fund, Class 1, Capital Research and Management Company (SM)
Seeks to achieve long-term growth of capital and income.	American Funds IS Growth-Income Fund, Class 1, Capital Research and Management Company (SM)
Seeks to provide long-term growth of capital.	American Funds IS International Fund, Class 1, Capital Research and Management Company (SM)
Seeks to provide long-term capital appreciation.	American Funds IS New World Fund, Class 1, Capital Research and Management Company (SM)
Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds IS Washington Mutual Investors, Class 1, Capital Research and Management Company (SM), Capital Research and Management Company (SM)
(American Funds IS Blue Chip Income and Growth Fund, Class 1, prior to May 1, 2021)
Investing to correspond with the returns of the MSCI EAFE Index.	Calvert VP EAFE International Index Portfolio, Class I, Calvert Research and Management
Investing to correspond with the returns of the Russell 2000 Index.	Calvert VP Russell 2000 Small Cap Index Portfolio, Class I, Calvert Research and Management / Ameritas Investment Partners, Inc. [2]
Investing to correspond with the returns of the S&P 500 Index.	Calvert VP S&P 500 Index Portfolio, Calvert Research and Management / AIP [1,2]
Total return.	Calvert VP SRI Balanced Portfolio, Class I, Calvert Research and Management
Growth and income.	Calvert VP Volatility Managed Growth Portfolio, Class F, Calvert Research and Management / AIP [2]
Income and growth.	Calvert VP Volatility Managed Moderate Growth Portfolio, Class F, Calvert Research and Management / AIP [2]
Current income.	Calvert VP Volatility Managed Moderate Portfolio, Class F, Calvert Research and Management / AIP [2]
Long-term capital appreciation.	DFA VA Equity Allocation Portfolio, Dimensional Fund Advisors LP / Dimensional Fund Advisors Ltd. ("DFAL") and DFA Australia Limited ("DFAA")
Market rate of return for a fixed income portfolio with low relative volatility of returns.	DFA VA Global Bond Portfolio, Dimensional Fund Advisors LP / DFAL and DFAA
Total return consisting of capital appreciation and current income.	DFA VA Global Moderate Allocation Portfolio, Dimensional Fund Advisors LP
Long-term capital appreciation.	DFA VA International Small Portfolio, Dimensional Fund Advisors LP / DFAL and DFAA
Long-term capital appreciation.	DFA VA International Value Portfolio, Dimensional Fund Advisors LP / DFAL and DFAA

PF 840 5-21

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)
Stable real return in excess of the rate of inflation with a minimum of risk.	DFA VA Short-Term Fixed Portfolio, Dimensional Fund Advisors LP / DFAL and DFAA
Long-term capital appreciation.	DFA VA U.S. Large Value Portfolio, Dimensional Fund Advisors LP
Long-term capital appreciation.	DFA VA U.S. Targeted Value Portfolio, Dimensional Fund Advisors LP
Long-term growth of capital.	DWS Capital Growth VIP, Class A, DWS Investment Management Americas, Inc.
Long-term capital growth.	DWS International Growth VIP, Class A, DWS Investment Management Americas, Inc.
Long-term capital appreciation.	DWS Small Mid Cap Value VIP, Class A, DWS Investment Management Americas, Inc.
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio, Initial Class [3], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index. [1]	Fidelity® VIP Equity-Income PortfolioSM, Initial Class [3], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio, Initial Class [3], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.
Seeks a high level of current income, while also considering growth of capital.	Fidelity® VIP High Income Portfolio, Initial Class [3], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio, Initial Class [3], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio, Initial Class [3], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio, Initial Class [3], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund and FMR Investment Management (UK) Limited (FMR UK).
Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio, Initial Class [3], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund and FIL Investment Advisors (UK) Limited (FIA(UK)).
Seeks high current income, consistent with preservation of capital, with capital appreciation as secondary.	FTVIPT Templeton Global Bond VIP Fund, Class 2, Franklin Advisers, Inc.
Long-term growth of capital.	Invesco V.I. International Growth Fund, Series I, Invesco Advisers, Inc.
Seeks capital appreciation.	MFS® Mid Cap Growth Series, Initial Class, Massachusetts Financial Services Company
Seeks capital appreciation.	MFS® Research International Portfolio, Initial Class, Massachusetts Financial Services Company
Seeks total return.	MFS® Utilities Series, Initial Class, Massachusetts Financial Services Company
Long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I, Morgan Stanley Investment Management Inc. / Morgan Stanley Investment Management Company

PF 840 5-21

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn® Strategy Portfolio, Administrative Class, Pacific Investment Management Company LLC
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Total Return Portfolio, Administrative Class, Pacific Investment Management Company LLC
Seeks long term capital appreciation.	Rydex Guggenheim Long Short Equity Fund, Guggenheim Investments
Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector.	Rydex Precious Metals Fund, Guggenheim Investments
Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Blue Chip Growth Portfolio, T. Rowe Price Associates, Inc.
Long-term capital appreciation.	Third Avenue Value Portfolio, Third Avenue Management LLC (named FFI Strategies Portfolio prior to April 30, 2021)
Seeks to provide long-term capital appreciation and reasonable current income.	Vanguard® Balanced Portfolio [4], Wellington Management Company, LLP
Seeks to provide current income and low to moderate capital appreciation.	Vanguard® Conservative Allocation Portfolio [4], The Vanguard Group, Inc.
Seeks to provide long-term capital appreciation and income.	Vanguard® Diversified Value Portfolio [4], Hotchkis and Wiley Capital Management, LLC and Lazard Asset Management LLC
Seeks to provide an above-average level of current income and reasonable long-term capital appreciation.	Vanguard® Equity Income Portfolio [4], Wellington Management Company, LLP and The Vanguard Group, Inc.
Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	Vanguard® Equity Index Portfolio [4], The Vanguard Group, Inc.
Seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.	Vanguard® Global Bond Index Portfolio [4], The Vanguard Group, Inc.
Seeks to provide long-term capital appreciation.	Vanguard® Growth Portfolio [4], Wellington Management Company, LLP
Seeks to provide a high level of current income.	Vanguard® High Yield Bond Portfolio [4], Wellington Management Company, LLP
Seeks to provide long-term capital appreciation.	Vanguard® International Portfolio [4], Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd.
Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard® Mid-Cap Index Portfolio [4], The Vanguard Group, Inc.
Capital appreciation and a low to moderate level of current income.	Vanguard® Moderate Allocation Portfolio [4], The Vanguard Group, Inc.
Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate related investments.	Vanguard® Real Estate Index Portfolio [4], The Vanguard Group, Inc.
Seeks to provide current income while maintaining limited price volatility.	Vanguard® Short-Term Investment-Grade Portfolio [4], The Vanguard Group, Inc.
Seeks to provide long-term capital appreciation.	Vanguard® Small Company Growth Portfolio [4,5], The Vanguard Group, Inc. and ArrowMark Colorado Holdings, LLC
Seeks to track the performance of a broad, market-weighted bond index.	Vanguard® Total Bond Market Index Portfolio [4], The Vanguard Group, Inc.

PF 840 5-21

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)
Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.	Vanguard® Total International Stock Market Index Portfolio [4], The Vanguard Group, Inc.
Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	Vanguard® Total Stock Market Index Portfolio [4], The Vanguard Group, Inc.

1	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's® and Standard & Poor's® makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's® as set forth in the Licensing Agreement between us and Standard & Poor's®.
2	Ameritas Investment Partners, Inc. is an affiliate of Ameritas Life.
3	FIDELITY, Contrafund and Equity-Income are registered service marks of FMR LLC. Used with permission.
4	Vanguard is a trademark of The Vanguard Group, Inc.
5	Premiums or transfers will only be accepted into this portfolio from Policyowners already invested in this portfolio. Policyowners who remove all allocations from this portfolio will not be permitted to reinvest in this portfolio.

The following disclosures are added to your Policy prospectus:

Cybersecurity Risk

We are at risk for cyber security failures or breaches of our information and processing systems and the systems of our business partners that could have negative impacts on you. These impacts include, but are not limited to, potential financial losses under your Policy, your inability to conduct transactions under your Policy, our inability to calculate your Policy’s values, and the disclosure of your personal or confidential information.

Restrictions On Financial Transactions

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a Premium payment and/or block or “freeze” your Policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans or death benefits, make transfers, or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Policy to government regulators.

Other Matters

Pandemics and their related major public health issues have a major impact on the global economy and financial markets. Governmental and non-governmental organizations may not effectively combat the spread and severity of such a pandemic, increasing its harm to Ameritas Life. Any of these events could materially adversely affect the Company’s operations, business, financial results, or financial condition.

Unclaimed Death Benefit Proceeds

Every state has unclaimed property laws that generally declare life insurance and annuity policies to be abandoned after a period of inactivity of three to five years from the date any death benefit and/or annuity payment is due and payable. For example, if the payment of a death benefit has been triggered, and after a thorough search, we are still unable to locate the Beneficiary of the death benefit, the death benefit will be paid to the abandoned property investment division or unclaimed property office of the state in which the Beneficiary or the Policy Owner last resided, as shown on our books and records. (“Escheatment” is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation and within certain mandated periods. To prevent your Policy’s death benefit and/or annuity payment from being paid to the state’s abandoned or unclaimed property office, it is important that you update your Beneficiary designation, and personal information—including complete names and complete address—if and as they change.

All other provisions remain as stated in your Policy and prospectus as supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-255-9678.

PF 840 5-21